Accounts receivable and contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable and contract assets

The following table presents the accounts receivable and contract assets as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB

Accounts receivable and contract assets	2,518,932	2,696,147
Credit loss allowance for accounts receivable and contract assets	(310,394)	(290,267)
Accounts receivable and contract assets, net	2,208,538	2,405,880

Schedule of aging of past-due accounts receivable and contract assets

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total accounts receivable and contract assets
December 31, 2023
New borrowers	37,936	7,878	7,581	6,898	60,293	393,265	453,558
Repeat borrowers	127,002	30,126	27,264	25,409	209,801	1,628,173	1,837,974
Institutions	-	-	-	-	-	227,400	227,400
Total	164,938	38,004	34,845	32,307	270,094	2,248,838	2,518,932

December 31, 2024
New borrowers	14,634	2,221	2,027	2,013	20,895	255,828	276,723
Repeat borrowers	59,548	13,705	13,259	13,479	99,991	1,695,512	1,795,503
Institutions	-	-	-	-	-	623,921	623,921
Total	74,182	15,926	15,286	15,492	120,886	2,575,261	2,696,147

Schedule of movement of provision for accounts receivable and contract assets

The following table sets forth the movement of credit loss allowance for accounts receivable and contract assets for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Beginning balance	250,696	496,918	310,394
Provision for accounts receivable and contract assets	390,882	253,948	317,049
Current period write-off	(144,660)	(440,472)	(337,176)
Ending balance	496,918	310,394	290,267